Interest in subsidiaries (Detail) - Rakita Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 228,865
Non-current assets	857,487
Current liabilities	66,546
Non-current liabilities	66,665
Net assets attributable to non-controlling interest	149,347
Rakita [Member]
Statement Line Items [Line Items]
Current assets	2,954	$ 8,299
Non-current assets	510,341	508,371
Current liabilities	(6,487)	(11,849)
Non-current liabilities	(51,555)	(14,725)
Net assets	455,253	490,096
Net assets attributable to non-controlling interest	$ 7,339	$ 1,202